Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,600,000
Previously Paid Amount	0
Total Fee Amount	220.96
Net Fee	$ 220.96
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A